Covid-19 SBA Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Loans outstanding			$ 48,132	$ 47,928	$ 48,974
Economic Injury Disaster Loan Program [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Proceeds from loans		$ 55,700
Loan term	30 years
Interest rate	3.75%
Loans outstanding			$ 48,132	47,928
Loans outstanding				$ 48,974	$ 47,533